WORKFORCE REDUCTION	12 Months Ended
Dec. 29, 2013
WORKFORCE REDUCTION [Abstract]
WORKFORCE REDUCTION
12	WORKFORCE REDUCTION

During 2013, we recorded a pre-tax charge of $863 for workforce separation benefits across our television and publishing businesses.  Of the costs recorded for the year ended December 29, 2013, $698 is included in publishing operating costs and expenses, and $165 is included in television selling and administrative expenses.  We expect payments to be completed during the first half of 2014.  In 2013, the number of full-time and part-time employees increased by approximately 5.2% compared to 2012.

Activity associated with workforce reductions during the years ended December 29, 2013 and December 30, 2012 was as follows:

	Balance as of	Charge for	Payments for	Balance as of
	December 30, 2012	Separation Benefits	Separation Benefits	December 29, 2013
	(dollars in millions)

Television	$-	$56	$(13)	$43
Publishing	$809	807	(1,286)	$330
Total	$809	$863	$(1,299)	$373

	Balance as of	Charge for	Payments for	Balance as of
	December 25, 2011	Separation Benefits	Separation Benefits	December 30, 2012
	(dollars in millions)

Publishing	$1,780	$1,655	$(2,626)	$809
Total	$1,780	$1,655	$(2,626)	$809